Non-Controlling Interests	12 Months Ended
Dec. 31, 2023
Disclosure of Non Controlling Interests [Abstract]
Non-Controlling Interests
37.
Non-controlling interests

The following tables provide summarized financial information for the Company’s subsidiary, Nova, that has a material non-controlling interest effective the date of closing of the Alcanna Transaction, before inter-company eliminations. The Company does have subsidiaries with non-material non-controlling interests that are not presented in the following financial information.

A)
Nova summarized statement of financial position

	2023	2022
Current assets	36,734	18,732
Current liabilities	29,690	19,892
Current net assets	7,044	(1,160)

Non-current assets	87,665	94,419
Non-current liabilities	43,564	45,443
Non-current net assets	44,101	48,976
Net assets	51,145	47,816
B)
Nova summarized statement of loss and comprehensive loss

	2023	2022
Revenue	259,325	176,588
Earnings (loss) and comprehensive income (loss)	3,327	(7,672)
C)
Nova summarized statement of cash flows

	2023	2022
Net cash provided by operating activities	11,721	5,848
Net cash used in investing activities	(2,330)	(5,549)
Net cash used in financing activities	(611)	(183)
Increase in cash	8,780	116